Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following table presents Hagerty’s revenue by distribution channel offering, as well as a reconciliation to total revenue for the years ended December 31, 2021 and 2020:

	Agent	Direct	Total
	in thousands
	Year Ended December 31, 2021
Commission and fee revenue	$115,310	$98,926	$214,236
Contingent commission	29,552	27,783	57,335
Membership revenue	—	40,605	40,605
Other revenue	—	11,079	11,079

Total revenue from customer contracts	$144,862	$178,393	$323,255
Earned premium recognized under ASC 944			295,824

Total revenue			$619,079

	Year Ended December 31, 2020
Commission and fee revenue	$99,294	$82,721	$182,015
Contingent commission	30,024	24,404	54,428
Membership revenue	—	36,278	36,278
Other revenue	—	6,325	6,325

Total revenue from customer contracts	$129,318	$149,728	$279,046
Earned premium recognized under ASC 944			220,502

Total revenue			$499,548

The following table presents Hagerty’s revenue disaggregated by geograp
h
ic area, as well as a reconciliation to total revenue for the years ended December 31, 2021 and 2020:

	U.S.	Canada	Europe	Total
	in thousands
	Year Ended December 31, 2021
Commission and fee revenue	$193,520	$16,782	$3,934	$214,236
Contingent commission	57,424	(383)	294	57,335
Membership revenue	37,688	2,917	—	40,605
Other revenue	9,448	301	1,330	11,079

Total revenue from customer contracts	$298,080	$19,617	$5,558	$323,255
Earned premium recognized under ASC 944				295,824

Total revenue				$619,079

	Year Ended December 31, 2020
Commission and fee revenue	$165,740	$13,274	$3,001	$182,015
Contingent commission	51,820	1,741	867	54,428
Membership revenue	33,938	2,340	—	36,278
Other revenue	4,976	129	1,220	6,325

Total revenue from customer contracts	$256,474	$17,484	$5,088	$279,046
Earned premium recognized under ASC 944				220,502

Total revenue				$499,548

Schedule of Premiums Assumed and the Change in Unearned Premiums
Earned Premium —
The
following table presents Hagerty Re’s total premiums assumed and the change in unearned premiums for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
	in thousands
Underwriting income:
Premiums assumed	$353,925	$250,557
Reinsurance premiums ceded	(7,920)	(3,086)

Net premiums assumed	346,005	247,471
Change in unearned premiums	(50,491)	(25,601)
Change in deferred reinsurance premiums	310	(1,368)

Net premiums earned	$295,824	$220,502

Contract with Customer, Contract Asset, Contract Liability, and Receivable
Contract Assets —
T
he following table is a reconciliation of the changes in the Company’s contract assets for the periods specified below. Contract assets are classified as “Commission receivable” on the Consolidated Balance Sheets.

	2021	2020
	in thousands
Contract assets as of January 1,	$54,541	$46,320
CUC received	(54,280)	(46,207)
CUC recognized	57,335	54,428

Contract assets as of December 31,	$57,596	$54,541

Contract Liabilities —
The following is a reconciliation of the changes in the Company’s contract liabilities for the periods specified below:

	Current		Long-Term
	2021	2020	2021	2020
	in thousands
Contract liabilities as of January 1,	$19,541	$16,962	$19,667	$—
Advanced commission	—	333	—	19,667
Membership and other revenue recognized during the period	(51,684)	(42,603)	—	—
Membership and other revenue deferred during the period	53,866	44,849	—	—

Contract liabilities as of December 31,	$21,723	$19,541	$19,667	$19,667